Property and equipment - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	€ 2,478	€ 2,434	€ 2,399
Property plant equipment, revalued	599	476
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	5,803	5,831
Property in own use | Property in own use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	863	758	€ 616
Property in own use | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	994	871
Property in own use | Gross carrying amount | Property in own use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	€ 994	€ 871